Fair values of financial assets and financial liabilities - Hierarchy (Details) - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020
Deposits and other borrowings
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	$ 46,661	$ 35,764
Other financial liabilities
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	6,446	4,649
Debt issues
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	5,357	5,062
Increase in fair value of financial liabilities	14	5
Recurring
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	126,018	158,743
Financial liabilities measured at fair value	77,131	70,196
Recurring | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	46,665	35,764
Recurring | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	6,446	4,649
Recurring | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	18,059	23,054
Recurring | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	5,514	5,333
Recurring | Life insurance liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value		1,396
Recurring | Liabilities held for sale
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	447
Recurring | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	21,101	40,667
Recurring | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	19,353	23,367
Recurring | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	82,482	90,555
Recurring | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	110	561
Recurring | Life insurance assets
Fair values of financial assets and financial liabilities
Financial assets measured at fair value		3,593
Recurring | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	2,972
Recurring | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	26,834	26,718
Financial liabilities measured at fair value	1,513	430
Recurring | Level 1 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	1,478	420
Recurring | Level 1 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	35	10
Recurring | Level 1 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	6,221	8,059
Recurring | Level 1 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	22	10
Recurring | Level 1 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	19,282	18,032
Recurring | Level 1 | Life insurance assets
Fair values of financial assets and financial liabilities
Financial assets measured at fair value		617
Recurring | Level 1 | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	1,309
Recurring | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	98,840	131,626
Financial liabilities measured at fair value	75,586	69,753
Recurring | Level 2 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	46,665	35,764
Recurring | Level 2 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	4,968	4,229
Recurring | Level 2 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	17,992	23,031
Recurring | Level 2 | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	5,514	5,333
Recurring | Level 2 | Life insurance liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value		1,396
Recurring | Level 2 | Liabilities held for sale
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	447
Recurring | Level 2 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	14,875	32,387
Recurring | Level 2 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	19,305	23,353
Recurring | Level 2 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	62,923	72,370
Recurring | Level 2 | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	74	540
Recurring | Level 2 | Life insurance assets
Fair values of financial assets and financial liabilities
Financial assets measured at fair value		2,976
Recurring | Level 2 | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	1,663
Recurring | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	344	399
Financial liabilities measured at fair value	32	13
Recurring | Level 3 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	32	13
Recurring | Level 3 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	5	221
Recurring | Level 3 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	26	4
Recurring | Level 3 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	277	153
Recurring | Level 3 | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	36	21
Parent Entity | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	43,367	32,990
Parent Entity | Other financial liabilities
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	5,893	4,649
Parent Entity | Debt issues
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	2,507	2,714
Increase in fair value of financial liabilities	14	5
Parent Entity | Recurring
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	116,974	147,871
Financial liabilities measured at fair value	70,685	63,644
Parent Entity | Recurring | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	43,372	32,991
Parent Entity | Recurring | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	5,893	4,649
Parent Entity | Recurring | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	17,889	22,779
Parent Entity | Recurring | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	2,664	2,986
Parent Entity | Recurring | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	867	239
Parent Entity | Recurring | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	18,779	38,030
Parent Entity | Recurring | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	19,127	22,794
Parent Entity | Recurring | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	77,814	85,823
Parent Entity | Recurring | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	91	561
Parent Entity | Recurring | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	1,163	663
Parent Entity | Recurring | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	22,792	22,798
Financial liabilities measured at fair value	1,513	430
Parent Entity | Recurring | Level 1 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	1,478	420
Parent Entity | Recurring | Level 1 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	35	10
Parent Entity | Recurring | Level 1 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	5,542	7,074
Parent Entity | Recurring | Level 1 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	22	10
Parent Entity | Recurring | Level 1 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	17,228	15,714
Parent Entity | Recurring | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	94,062	124,787
Financial liabilities measured at fair value	69,140	63,201
Parent Entity | Recurring | Level 2 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	43,372	32,991
Parent Entity | Recurring | Level 2 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	4,415	4,229
Parent Entity | Recurring | Level 2 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	17,822	22,756
Parent Entity | Recurring | Level 2 | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	2,664	2,986
Parent Entity | Recurring | Level 2 | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	867	239
Parent Entity | Recurring | Level 2 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	13,233	30,763
Parent Entity | Recurring | Level 2 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	19,081	22,781
Parent Entity | Recurring | Level 2 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	60,511	70,040
Parent Entity | Recurring | Level 2 | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	74	540
Parent Entity | Recurring | Level 2 | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	1,163	663
Parent Entity | Recurring | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	120	286
Financial liabilities measured at fair value	32	13
Parent Entity | Recurring | Level 3 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	32	13
Parent Entity | Recurring | Level 3 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	4	193
Parent Entity | Recurring | Level 3 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	24	3
Parent Entity | Recurring | Level 3 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	75	69
Parent Entity | Recurring | Level 3 | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	$ 17	$ 21